Description Of Organization And Business Operations - Schedule of Business Combination Assets and Liabilities (Details) - USD ($)	Jun. 06, 2025	Feb. 19, 2025
Current assets:
Loan receivable	$ 2,000,000
Other current assets	71,556
Total current assets	2,071,556	$ 2,977,009
Total assets acquired	2,071,556	13,919,068
Current liabilities:
Non-redemption agreement	1,240,000
Accrued expenses and other current liabilities	7,686,531	191,677
Notes payable	8,558,492	1,964,417
Warrant liabilities	210,668,000
Total current liabilities assumed	228,153,023	107,345,692
Total assets acquired and liabilities assumed	$ (226,081,467)	$ (93,426,624)